Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Capital and reserves
Schedule of analysis of the Company's issued shares including treasury shares reserved for the share incentive plan

	As at June 30, 2023		As at December 31, 2023		As at December 31, 2024
	Number of		Number of		Number of
	shares	Share capital	shares	Share capital	shares	Share capital
		RMB’000		RMB’000		RMB’000
Ordinary shares	1,263,689,685	95	1,263,689,685	95	1,249,871,833	94

Schedule of the Company repurchased ordinary shares under the 2023 and 2024 share repurchase programs

	Shares repurchased on the New York Stock Exchange				Shares repurchased on the Hong Kong Stock Exchange
	Number of	Highest	Lowest		Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid	repurchased	per share	per share	price paid
		USD	USD	USD’000		HKD	HKD	HKD’000
January 2024	1,018,400	5.00	4.28	4,845	1,055,200	33.45	31.00	34,357
February 2024	—	—	—	—	175,000	34.00	33.70	5,939
July 2024	701,740	4.50	4.14	3,118	2,300,800	35.10	32.05	78,625
September 2024	3,741,404	4.07	3.21	13,945	2,466,000	31.75	22.90	67,558
October 2024	200,800	4.07	3.75	771	—	—	—	—

Total	5,662,344			22,679	5,997,000			186,479

Equivalent to RMB’000				160,687				169,534